Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Line Items]
Schedule of Stock Option Activity

Stock option activity for the years ended December 31, 2025 and 2024 was as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2024	56,880	$149.03
Granted	10,265	$4.13
Expired	(14,666)	$(275.14)
Outstanding at December 31, 2024	52,479	$85.45
Granted	2,665	$3.26
Expired / cancelled / forfeited	(13,975)	$(87.50)
Outstanding at December 31, 2025	41,169	$79.43
Options exercisable at December 31, 2025	41,169	$79.43

Schedule of Nonvested Stock Options Granted

A summary of the status of the Company’s nonvested stock options granted as of June 30, 2026 and changes during the six months ended June 30, 2026 is presented below:

	Number of Options	Weighted Average Exercise Price
Nonvested at January 1, 2026	-	$-
Granted	2,150,000	0.28
Vested	(1,651,944)	(0.28)
Nonvested at June 30, 2026	498,056	$0.28

A summary of the status of the Company’s nonvested stock options granted as of December 31, 2025 and changes during the years ended December 31, 2025 and 2024 is presented below:

	Number of Options	Weighted Average Exercise Price
Nonvested at January 1, 2024	5,311	$23.55
Granted	10,265	$4.13
Vested	(9,633)	$(10.31)
Nonvested at December 31, 2024	5,943	$11.54
Granted	2,665	$3.26
Cancelled	(1,853)	$(27.40)
Vested	(6,755)	$(3.92)
Nonvested at December 31, 2025	-	$-

A summary of the status of the Company’s nonvested stock warrants issued as of December 31, 2025 and changes during the years ended December 31, 2025 and 2024 was presented below:

	Number of Warrants	Weighted Average Exercise Price
Nonvested at January 1, 2024	15,211	$39.90
Issued	169,527	$10.28
Cancelled	(23,288)	$(32.85)
Vested	(81,450)	$(12.10)
Nonvested at December 31, 2024	80,000	$7.50
Vested	(80,000)	$(7.50)
Nonvested at December 31, 2025	-	$-

Schedule of Stock Warrant Activity

Stock warrant activity for the six months ended June 30, 2026 was as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2026	95,746	$24.06
Repricing adjustment	1,776,445	$0.33
Granted	13,063,728	$0.51
Exercised	(1,733,571)	$(0.33)
Outstanding at June 30, 2026	13,202,348	$0.64
Exercisable at June 30, 2026	13,202,348	$0.64

Stock warrant activity for the years ended December 31, 2025 and 2024 was as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2024	43,035	$75.53
Issued	169,527	$10.28
Cancelled (*)	(23,288)	$(32.85)
Exercised	(6,278)	$(50.77)
Outstanding at December 31, 2024	182,996	$21.37
Exercised	(87,250)	$(18.41)
Outstanding and exercisable at December 31, 2025	95,746	$24.06

*	Second Warrant, which was issued on May 23, 2023, July 6, 2023, October 9, 2023, and March 7, 2024, was cancelled in June 2024. Second Warrant, which was issued on June 5, 2024, is still outstanding as of December 31, 2025 and 2024.

Schedule of Number of Pre-Funded Warrants Outstanding

The number of pre-funded warrants outstanding as of June 30, 2026 is as follows:

Description	Number Outstanding	Weighted Average Exercise Price
Pre-funded warrants issued in December 2024	150,000	$0.01
Pre-funded warrants issued in February 2026	3,341,000	$0.0001
Outstanding at June 30, 2026	3,491,000	$0.0005

The number of pre-funded warrants outstanding as of December 31, 2025 is as follows:

Description	Number Outstanding	Weighted Average Exercise Price
Pre-funded warrants issued in December 2024	150,000	$0.01
Pre-funded warrants issued in July 2025	354,300	$0.0001
Outstanding at December 31, 2025	504,300	$0.0030

Schedule of Pre-Funded Warrant Activity

A summary of pre-funded warrant activity during the six months ended June 30, 2026 is as follows:

	Number of Pre-Funded Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2026	504,300	$0.0030
Pre-funded warrants granted	5,882,353	$0.0001
Pre-funded warrants exercised	(2,895,653)	$(0.0001)
Outstanding at June 30, 2026	3,491,000	$0.0005

A summary of pre-funded warrant activity during the years ended December 31, 2025 and 2024 is as follows:

	Number of Pre-Funded Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2024	-	$-
Pre-funded warrants issued	150,000	$0.01
Outstanding at December 31, 2024	150,000	$0.01
Pre-funded warrants issued	354,300	$0.0001
Outstanding at December 31, 2025	504,300	$0.0030

Schedule of Stock Option Activity

Stock option activity for the six months ended June 30, 2026 was as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2026	41,169	$79.43
Granted	2,150,000	0.28
Expired	(1,333)	(44.48)
Outstanding at June 30, 2026	2,189,836	$1.74
Options exercisable at June 30, 2026	1,691,780	$2.17
Options expected to vest	498,056	$0.28

Options [Member]
Equity [Line Items]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at June 30, 2026:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2026	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at June 30, 2026	Weighted Average Exercise Price
$0.28 – 31.20	2,164,219	3.00	$0.31	1,666,163	$0.32
$48.75 – 123.00	18,117	0.73	$79.87	18,117	$79.87
$154.50 – 228.00	7,500	3.57	$226.43	7,500	$226.43
$0.28 – 228.00	2,189,836	2.98	$1.74	1,691,780	$2.17

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at December 31, 2025:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2025	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2025	Weighted Average Exercise Price
$2.93 – 31.20	15,419	2.82	$6.49	15,419	$6.49
$48.75 – 123.00	18,117	1.23	$79.87	18,117	$79.87
$154.50 – 228.00	7,633	4.00	$225.72	7,633	$225.72
$2.93 – 228.00	41,169	2.34	$79.43	41,169	$79.43

Warrants [Member]
Equity [Line Items]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at June 30, 2026:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2026	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at June 30, 2026	Weighted Average Exercise Price
$0.21 – 0.64	13,186,602	2.95	$0.51	13,186,602	$0.51
$9.75 – 37.50	6,593	2.85	$14.26	6,593	$14.26
$67.50	889	1.93	$67.50	889	$67.50
$187.50	8,264	0.81	$187.50	8,264	$187.50
$0.21 – 187.50	13,202,348	2.95	$0.64	13,202,348	$0.64

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at December 31, 2025:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2025	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2025	Weighted Average Exercise Price
$7.50 – 37.50	86,593	3.42	$8.01	86,593	$8.01
$67.50	889	2.42	$67.50	889	$67.50
$187.50	8,264	1.30	$187.50	8,264	$187.50
$7.50 – 187.50	95,746	3.23	$24.06	95,746	$24.06